LEASE - Weighted Average Remaining Lease Term and Discount Rate (Details)	Sep. 30, 2021	Sep. 30, 2020
LEASE
Remaining Lease Term Operating Lease	2 years 25 days	3 years 25 days
Discount rate	5.50%	5.50%